Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 12,657	$ 5,836
Restricted cash		850
Short-term deposits	69,131	98,694
Restricted deposits	3,152
Prepaid expenses and other receivables	816	1,097
Total current assets	85,756	106,477
LONG-TERM ASSETS:
Long term prepaid expenses	471	391
Property and equipment, net	12,798	7,471
Operating lease right-of-use assets	8,363	5,810
Total long-term assets	21,632	13,672
Total assets	107,388	120,149
CURRENT LIABILITIES:
Trade payables	2,566	1,423
Other payables and accrued expenses	3,474	2,246
Current maturities of operating lease liabilities	1,062	669
Total current liabilities	7,102	4,338
LONG-TERM LIABILITIES:
Long-term loan	5,610
Warrants liability	3,597	5,630
Operating lease liabilities	6,604	4,524
Total long-term liabilities	15,811	10,154
Total liabilities	22,913	14,492
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value per share – Authorized: 362,116,800 shares as of December 31, 2022 and 2023; Issued and outstanding: 69,105,000 and 69,670,612 shares as of December 31, 2022 and 2023, respectively
Additional paid-in capital	200,234	192,259
Accumulated deficit	(115,759)	(86,602)
Total shareholders’ equity	84,475	105,657
Total liabilities and shareholders’ equity	$ 107,388	$ 120,149